Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Components of Lease Costs
The components of lease costs for the year ended December 31, 2021 are as follows (in thousands):

in thousands	For the Year Ended December 31, 2021
Operating lease costs	$1,669
Finance lease costs:
Amortization of right-of-use assets	—
Interest on lease liabilities	—
Short-term lease costs	62
Variable lease costs	—
Sublease income	—
Total lease costs	$1,731

Schedule of Supplemental Cash Flow Information
Cash flows arising from lease transactions for the three and six months ended June 30, 2022 and 2021 were as follows (in thousands):

	For the Three Months Ended June 30,		Six Months Ended June 30,
in thousands	2022	2021	2022	2021

Cash paid for amounts included in the measurements of lease liabilities — operating cash flows	$(482)	$(760)	$(942)	$(770)
Right-of-use assets obtained in exchange for operating leases liabilities	$—	$—	$251	$—

Cash flows arising from lease transactions for the year ended December 31, 2021 were as follows (in thousands):

For the Year Ended December 31, 2021
Cash paid for amounts included in the measurements of lease liabilities:
Operating cash inflows/(outflows) from operating leases	$(1,712)
Operating cash inflows/(outflows) from finance leases	—
Financing cash inflows/(outflows) from finance leases	—
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	—
Operating leases	$5,243
Finance leases	—

Schedule of Future Minimum Lease Payments under Non-cancellable Lease Payments
Future minimum lease payments under non-cancellable leases in effect as of June 30, 2022 are as follows (in thousands):

Operating Leases

2022 (remainder)	$930
2023	1,790
2024	1,677
2025	1,655
2026	1,642
Thereafter	2,840

Total future undiscounted minimum lease payments	$10,534
Less: imputed Interest	2,030

Total reported lease liability	$8,504

Future minimum lease payments under
non-cancellable
leases in effect as of December 31, 2021 are as follows (in thousands):

Year Ended December 31,	Operating Leases	Finance Leases
2022	$1,761	$—
2023	1,655	—
2024	1,655	—
2025	1,655	—
2026	1,642
Thereafter	2,840	—
Total future undiscounted minimum lease payments	$11,208	$—
Less: imputed Interest	2,324	—
Total reported lease liability	$8,884	$—

Summary of Minimum Lease Commitments
The following table summarizes our lease commitments as of December 31, 2020:

Year Ended December 31,	Minimum Lease Commitment
(in thousands)
2021	$712
2022	766
2023	763
2024	762
2025	762
Thereafter	1,708
Total	$5,473